Tidal Trust I

234 W Florida St, Suite 700

Milwaukee, WI 53204

September 9, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E. Washington, DC 20549

Re:	Tidal Trust I (the “Trust”)

File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, SoFi AI Power Grid ETF, SoFi Blockchain Infrastructure ETF, and SoFi Robotaxi and Autonomous Vehicles ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective September 6, 2026, and filed electronically as Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A on September 4, 2026.

If you have any questions or require further information, please contact Princess Kludjeson at (262) 272-0476 or pkludjeson@tidalfg.com.

Sincerely,

/s/ Princess Kludjeson

Princess Kludjeson

Senior Counsel I

Tidal Investments LLC, on behalf of Tidal Trust I